Annual Total Returns[BarChart] - PIMCO Long-Term US Government Fund - Institutional	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	28.08%	5.05%	(12.72%)	24.58%	(2.16%)	1.39%	9.07%	(2.12%)	13.43%	17.89%